Subsequent Events (Details) $ in Millions			1 Months Ended
	Oct. 19, 2022	Oct. 18, 2022	Jul. 31, 2021	Nov. 07, 2022 shares	Oct. 31, 2022 shares	Oct. 29, 2022 USD ($)	Sep. 30, 2022 shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Number of machines committed to purchase			60,000
Common shares, issued (in shares)							67,106,104	63,566,403
Preferred shares, outstanding (in shares)							96,000	96,000
Subsequent Event
Subsequent Event [Line Items]
Common shares, issued (in shares)					1,500,000
Subsequent Event | Series H Preferred Stock
Subsequent Event [Line Items]
Preferred Stock, Shares Cancelled				36,000
Preferred Stock, Shares Cancelled As A Percentage of Outstanding Shares				0.375
Preferred shares, outstanding (in shares)				60,000
Subsequent Event | BitFuFu Agreement
Subsequent Event [Line Items]
Number of machines committed to purchase	17,000	60,000
Subsequent Event | Majestic Dragon Financial Services Ltd.
Subsequent Event [Line Items]
Number of Bitcoin Payments Canceled						2
Number of Bitcoin						100
Accrued Liabilities | $						$ 2.1